SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	3 Months Ended
Mar. 31, 2021
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 2 SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

These consolidated financial statements conform to U. S. generally accepted accounting principles (GAAP) and to general industry practices. In the opinion of management, the accompanying consolidated financial statements contain all adjustments (consisting of only normal recurring accruals) necessary to present fairly the Company’s financial position at March 31, 2021 and December 31, 2020, and the results of operations for the three month periods ended March 31, 2021 and 2020. The notes included herein should be read in conjunction with the notes to the consolidated financial statements included in the Company’s Annual Report on Form 10-K for the year ended December 31, 2020. The results of operations for interim periods are not necessarily indicative of the results of operations that may be expected for a full year or any future period.

The consolidated financial statements include New Peoples, the Bank, NPB Insurance Services, Inc., and NPB Web Services, Inc. (hereinafter, collectively referred to as the Company, we, us or our). All significant intercompany balances and transactions have been eliminated. In accordance with Accounting Standards Codification (ASC) 942, Financial Services – Depository and Lending, NPB Capital Trust I and 2 are not included in the consolidated financial statements.

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The determination of the adequacy of the allowance for loan losses and the determination of the deferred tax asset and related valuation allowance are based on estimates that are particularly susceptible to significant changes in the economic environment and market conditions.